Transition Period Comparative Data - Schedule of Statements of Operations (Details) - Transition Period [Member] - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating expenses
Research and development	$ 2,858,566	$ 558,925
General and administrative	1,568,398	2,332,196
Total operating expenses	4,426,964	2,891,121
Loss from Operations	(4,426,964)	(2,891,121)
Loss before income taxes	(4,426,964)	(2,891,121)
Income taxes provision	(63)
Net loss	$ (4,427,027)	$ (2,891,121)
Net loss applicable to common stock per share, basic (in Dollars per share)	$ (0.12)	$ (0.16)
Net loss applicable to common stock per share, diluted (in Dollars per share)	$ (0.12)	$ (0.16)
Weighted average common stock outstanding, basic (in Shares)	36,515,688	18,126,944
Weighted average common stock outstanding, diluted (in Shares)	36,515,688	18,126,944